Equity-accounted investees - Investments in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	$ 585,794	$ 86,417	$ 54,386
Investments accounted for using the equity method of accounting
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	23,873	55,513
Share in income of associates accounted for using the equity method	8,345	6,761	11,481
Share in other comprehensive income of associates accounted for using the equity method	(643)	382	(498)
Share in total comprehensive income of associates accounted for using the equity method	7,702	7,143	10,983
Ajay North America
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	17,470	17,657
Share in income of associates accounted for using the equity method	5,721	3,733	5,351
Share in other comprehensive income of associates accounted for using the equity method	0	0	0
Share in total comprehensive income of associates accounted for using the equity method	5,721	3,733	5,351
Ajay Europe SARL
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	6,403	7,722
Share in income of associates accounted for using the equity method	3,387	4,013	6,130
Share in other comprehensive income of associates accounted for using the equity method	(643)	382	(498)
Share in total comprehensive income of associates accounted for using the equity method	2,744	4,395	5,632
SAS Adionics
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	0	19,514
Share in income of associates accounted for using the equity method	(763)	(985)	0
Share in other comprehensive income of associates accounted for using the equity method	0	0	0
Share in total comprehensive income of associates accounted for using the equity method	(763)	(985)	0
Electric Era Technologies Inc.
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	0	3,000
Share in income of associates accounted for using the equity method	0	0	0
Share in other comprehensive income of associates accounted for using the equity method	0	0	0
Share in total comprehensive income of associates accounted for using the equity method	0	0	0
Altilium Metals Ltd.
Equity-Accounted Investees [Line Items]
Investment accounted for under the equity method	0	7,620		$ 12,000	$ 4,380	$ 7,620
Share in income of associates accounted for using the equity method	0	0	0
Share in other comprehensive income of associates accounted for using the equity method	0	0	0
Share in total comprehensive income of associates accounted for using the equity method	$ 0	$ 0	$ 0